Subsequent Events (Details)	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Event, Description	On January 18, 2016, the Company entered into a definitive agreement and plan of merger (the “Merger Agreement”) with and among Waste Connections, Inc. (“WCI”) and Water Merger Sub LLC (“Merger Sub”), a direct wholly-owned subsidiary of the Company. Pursuant to the Merger Agreement, the Company will combine with WCI in an all-stock merger. Merger Sub will merge with and into WCI, with WCI continuing as the surviving entity (the “Merger”). In consideration for the Merger, WCI stockholders will receive common shares of Progressive Waste Solutions Ltd. and become shareholders of the Company. It is anticipated that the Company’s shareholders and WCI stockholders, in each case as of immediately prior to the Merger, will hold approximately 30% and 70%, respectively, of the outstanding common shares of the Company immediately after completion of the Merger. The Merger and the related transactions contemplated by the Merger Agreement were unanimously approved by both companies’ Boards of Directors and are expected to close in the second quarter of 2016. The Merger was negotiated on an implied exchange ratio of 0.4815 per share of WCI common stock for each common share of the Company’s. As a result, WCI shareholders will receive 2.076843 common shares of the Company for each share of WCI common stock that they own. Following completion of the Merger, the Company will change its name to “Waste Connections, Inc.” and it is anticipated that the Company’s common shares will trade on both the New York Stock Exchange (the “NYSE”) and Toronto Stock Exchange (the “TSX”) under the symbol WCN. The transaction is structured as a reverse merger pursuant to which Merger Sub will merge with and into WCI, with each share of WCI stock automatically converting into the right to receive 2.076843 common shares of the Company. Additionally, pursuant to the Merger Agreement, the Company will assume certain outstanding equity incentive awards of WCI outstanding immediately prior to the Merger. Each WCI equity incentive award that the Company assumes will entitle its holder to receive common shares of the Company in lieu of shares of WCI common stock (adjusted in accordance with the 1:2.076843 exchange ratio noted above). Subject to applicable shareholder approval and approval by the TSX, immediately following completion of the Merger, the Company expects to consolidate its common shares on the basis of 0.4815 (1 divided by the 2.076843 exchange ratio noted above) of a common share on a post-consolidation basis for each common share outstanding on a pre-consolidation basis. If the share consolidation is implemented, WCI shareholders will instead receive one common share of the Company for every one share of WCI common stock held (and holders of WCI equity incentive awards assumed by the Company will similarly have the right to receive one common share of the Company for every one share of WCI common stock underlying the assumed equity incentive awards). Following the consolidation, there will be approximately 175,000 common shares of the Company outstanding and on a fully diluted basis. WCI has been identified as the acquirer in this transaction for accounting purposes and will apply the acquisition method of accounting. The identification of the acquirer requires various considerations including the relative size of the companies, the relative voting rights post-closing, the size of minority voting interests and the composition of the governing body and senior management. Based on all considerations outlined above, the shareholders of WCI will hold the majority of all voting rights post-closing and both the composition of the governing body and senior management post-closing are most closely aligned with WCI. The transaction is subject to customary closing conditions, including the approval of both companies’ shareholders, U.S. antitrust approval and approval from the TSX. The consummation of the Merger is not conditioned on the Company’s shareholders approving the share consolidation. The Company’s consolidated facility contains a change of control provision which constitutes an event of default. A merger between the Company and WCI would qualify as an event of default in accordance with these terms. Accordingly, lenders may terminate their loan commitments and obligations to issue letters of credit. They may also declare that any unpaid principal amount owing for all outstanding loans, all interest accrued and unpaid thereon, and all other amounts owing or payable in accordance with the consolidated facility, shall be immediately due and payable. In addition, lenders may also require the Company to cash collateralize all bankers acceptances and letter of credit obligations. The Company believes that it is unlikely that the lenders would undertake any remedies in an event of default. In January 2016, the Company also announced the departure of several senior executives which will result in the Company recognizing severance amounts in accordance with the termination provisions of their compensation agreements. Their departure also accelerates vesting of share based compensation awards. These amounts will be recorded to the Company’s statement of operations and comprehensive income or loss for the three months ended March 31, 2016. In addition, the Company expects to incur other non-recurring charges resulting directly from the transaction including transaction and other severance costs.